Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Service Trade	$ 333,219	$ 364,384	$ 97,875
Prepaid consulting costs	13,258	120,332	3,124
Prepaid data license and subscription costs	37,500	53,124	40,000
Prepaid commissions	38,462	51,472	69,737
Prepaid software costs	17,439	29,887	10,255
Prepaid merchant fees	29,182	26,224	26,401
Prepaid insurance costs	445,963	17,661	15,430
Prepaid advertising and marketing costs	146,201	11,074	32,178
Other current assets	12,690	66,997	38,507
Total prepaid expenses and other current assets	$ 1,073,914	$ 741,155	$ 333,507